Share-based Compensation - Schedule of stock options granted (Details)	12 Months Ended
	Jul. 31, 2022 Share $ / shares	Jul. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares	$ 6.84	$ 17.03
Options granted	17,851,906	5,273,906
Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	13,850,340	1,385,489
Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	4,001,566	3,888,417
Stock option grant date October 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 30, 2020
Exercise price, share options granted | $ / shares		$ 3.88
Options granted		665,010
Expiry period		10 years
Stock option grant date October 30, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		349,652
Stock option grant date October 30, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		315,358
Stock option grant date December 22, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 22, 2020
Exercise price, share options granted | $ / shares		$ 5.44
Options granted		1,340,773
Expiry period		10 years
Stock option grant date December 22, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		380,673
Stock option grant date December 22, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		960,100
Stock option grant date April 28, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 28, 2021
Exercise price, share options granted | $ / shares		$ 7.54
Options granted		85,389
Expiry period		10 years
Stock option grant date April 28, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date April 28, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		85,389
Stock option grant date June 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		June 17, 2021
Exercise price, share options granted | $ / shares		$ 7.43
Options granted		120,613
Expiry period		10 years
Stock option grant date June 17, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		75,000
Stock option grant date June 17, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		45,613
Stock option grant date July 29, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 29, 2021
Exercise price, share options granted | $ / shares		$ 5.24
Options granted		3,062,121
Expiry period		10 years
Stock option grant date July 29, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		580,164
Stock option grant date July 29, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		2,481,957
Stock option grant date November 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 1, 2021
Exercise price, share options granted | $ / shares	$ 1.86
Options granted	3,275,193
Expiry period	10 years
Stock option grant date November 1, 2021 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,327,613
Stock option grant date November 1, 2021 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	947,580
Stock option grant date March 21, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 21, 2022
Exercise price, share options granted | $ / shares	$ 0.75
Options granted	4,745,103
Expiry period	10 years
Stock option grant date March 21, 2022 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,491,034
Stock option grant date March 21, 2022 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,254,069
Stock Option Grant Date April 28, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 28, 2022
Exercise price, share options granted | $ / shares	$ 0.51
Options granted	3,017,817
Expiry period	10 years
Stock Option Grant Date April 28, 2022 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,839,660
Stock Option Grant Date April 28, 2022 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	178,157
Stock option grant date June 16, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 16, 2022
Exercise price, share options granted | $ / shares	$ 0.28
Options granted	6,813,793
Expiry period	10 years
Stock option grant date June 16, 2022 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	6,192,033
Stock option grant date June 16, 2022 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	621,760